Asset Retirement Obligations and Accrued Environmental Costs - Textuals (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Environmental Liabilities [Line Items]
Accrued environmental costs	$ 171	$ 178
Accrued Enviornmental Costs Discounted	$ 97
Maximum number of years accrued environmental liabilities will be paid over	30 years
Expected expenditures for acquired environmental obligations, weighted-average discount factor rate	5.00%
Accrued environmental costs, undiscounted due 2020	$ 10
Accrued environmental costs, undiscounted due 2021	7
Accrued environmental costs, undiscounted due 2022	10
Accrued environmental costs, undiscounted due 2023	3
Accrued environmental costs, undiscounted due 2024	2
Accrued environmental costs, undiscounted due after 2025	108
Cleanup Remediation Activities [Member]
Environmental Liabilities [Line Items]
Accrued environmental costs	112	100
Corporate and Other Environmental Liabilities [Member]
Environmental Liabilities [Line Items]
Accrued environmental costs	47	67
Federal Comprehensive Environmental Response Compensation and Liability Act or Similar State Laws [Member]
Environmental Liabilities [Line Items]
Accrued environmental costs	$ 12	$ 11